SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental cash flow information

	December 31, 2022	December 31, 2021
Effects of changes in
Accounts payable and accrued liabilities	$160.4	$73.3
Trade and other receivables, net	(221.0)	(138.0)
Prepaid expenses and other assets	(24.9)	(22.4)
Changes in non-cash working capital items	(85.5)	(87.1)
Changes in non-cash working capital items for discontinued operations	(44.8)	(45.5)
Total changes in non-cash working capital items	$(40.7)	$(41.6)